Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
NOTE 13: CASH AND CASH EQUIVALENTS

(€’000)	As at December 31,
	2020	2019
Cash at bank and on hand	17 234	39 338

Total	17 234	39 338

Cash at banks earn interest at floating rates based on daily bank deposit rates. For the years ended December 31, 2020, 2019 and 2018, the earned bank interests have been insignificant.

6
On September 3, 2020, the Company entered into an Open Market Sale AgreementSM with Jefferies LLC (“Jefferies”) pursuant to which the Company may from time to time sell, for a period of up to 36 months, through “an at the market offering” (“ATM”), with Jefferies acting as sales agent, up to $25,000,000 of new American Depositary Shares (“ADSs”), each of which represents one ordinary share of the Company, assuming sales of 2,522,704 ADSs in the offering at an offering price of $9.91 per ADS, which was the last reported sale price of the ADSs on the Nasdaq Global Market on September 8, 2020.